Note 15 - Other Long-term Liabilities - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 840	€ 694
Current liabilities	2
Accumulated other comprehensive income (loss)	(169)	(82)
Total	673	612	€ 550
Non-current liabilities	840	694
Current liabilities	2
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,138	902
Current liabilities	24	4
Accumulated other comprehensive income (loss)	(465)	(314)
Total	697	592	€ 443
Non-current liabilities	1,138	902
Current liabilities	€ 24	€ 4